Stockholders’ Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Subject to Possible Redemption Reflected on the Balance Sheet

The balances of common stock subject to possible redemption reflected on the balance sheets are reconciled in the following table:

Common stock subject to possible redemption as of December 31, 2021	$52,323,289
Plus:
Accretion of common stock subject to possible redemption	6,470,389
Less:
Common stock redeemed on December 19, 2022	(45,952,279)
Common stock subject to possible redemption as of December 31, 2022	12,841,399
Plus:
Accretion of common stock subject to possible redemption	609,172
Common stock subject to possible redemption as of June 30, 2023	$13,450,571
The balances of common stock subject to possible redemption reflected on the balance sheets are reconciled in the following table:
Gross proceeds from IPO	$57,339,200
Less:
Fair value of public warrants at issuance	(3,201,883)
Offering Costs allocated to common stock subject to possible redemption	(3,547,468)
Plus:
Accretion of common stock subject to possible redemption	1,733,440
Common stock subject to possible redemption as of December 31, 2021	52,323,289
Plus:
Accretion of common stock subject to possible redemption	6,332,332
Less:
Common stock redeemed on December 19, 2022	(45,952,279)
Common stock subject to possible redemption as of December 31, 2022	$12,703,342